Capital Appreciation Portfolio (Prospectus Summary) | Capital Appreciation Portfolio
CAPITAL APPRECIATION PORTFOLIO
Investment Goal
The investment goal of the Capital Appreciation Portfolio (the "Portfolio") is long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts") in which the Portfolio is offered.
Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Capital Appreciation Portfolio	Class 1	Class 2	Class 3
Management Fees	0.70%	0.70%	0.70%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.79%	0.94%	1.04%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example Capital Appreciation Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	81	252	439	978
Class 2	96	300	520	1,155
Class 3	106	331	574	1,271

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 91% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio's principal investment strategy is to invest primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach. The Portfolio uses an active trading strategy to achieve its investment goal.

The Portfolio will principally invest in equity securities of large-, mid- and small-cap companies. The Portfolio may also invest in foreign equity securities, including depositary receipts (up to 30% of total assets).

A "growth" philosophy - that of investing in securities believed to offer the potential for capital appreciation - focuses on securities of companies that may have one or more of the following characteristics: accelerating or high revenue growth, improving profit margins, or improving balance sheets.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests primarily in equities. As with any equity fund, the value of your investment in this Portfolio may fluctuate in response to stock market movements. Growth stocks are historically volatile, which will particularly affect the Portfolio. In addition, individual stocks selected for the Portfolio may underperform the market generally for a variety of reasons, including poor company earnings results. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions - for example, "value" stocks may perform well under circumstances in which the prices of "growth" stocks in general have fallen, or vice versa. In addition, individual stocks selected for the Portfolio may under perform the market generally.

Foreign Investment Risk. The Portfolio may invest in foreign securities. These securities may be denominated in currencies other than U.S. dollars. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities and there may be less information available about the issuers of foreign securities, due to less rigorous regulatory and reporting standards.

Market Risk. The Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser's assessment of companies held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the Portfolio's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other comparable portfolios.

Securities Selection Risk. A strategy used by the Portfolio, or individual securities selected by the portfolio managers, may fail to produce the intended return.

Growth Stocks Risk. Growth stocks can be volatile for several reasons. Since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks.
Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks. However, the market rewards growth stocks with price increases when expectations are met or exceeded.

Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio's value may not rise as much as the value of portfolios that emphasize smaller companies.

Small and Medium-Sized Company Risk. Stocks of small-sized companies tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management.
Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements than those of companies with larger capitalizations. Securities of medium-sized companies are also subject to these risks to a lesser extent.

Depositary Receipts Risk. Depositary receipts, such as American Depositary
Receipts ("ADRs") and other depositary receipts, including Global Depositary
Receipts ("GDRs") and European Depositary Receipts ("EDRs"), are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is considered material in the United States. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

Active Trading Risk. A strategy used whereby the Portfolio may engage in frequent trading of securities to achieve its investment goal. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a
Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced. In the "Financial Highlights"
section we provide each Portfolio's portfolio turnover rate for each of the last five fiscal years.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the Russell 3000® Growth Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 20.28% (quarter ended September 30, 2009) and the lowest return for a quarter was -22.19% (quarter ended December 31, 2008).
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns Capital Appreciation Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	(7.05%)	3.52%	5.14%
Class 2	Class 2 Shares	(7.19%)	3.36%	4.98%
Class 3	Class 3 Shares	(7.27%)	3.26%		8.90%	Sep. 30, 2002
Russell 3000® Growth Index	Russell 3000® Growth Index	2.18%	2.46%	2.74%	7.49%	Sep. 30, 2002